UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08621

Name of Fund:    BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock

MuniHoldings New Jersey Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2017

Date of reporting period: 4/30/2017

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 138.6%
Corporate — 3.6%
New Jersey EDA, RB, Provident Group-Kean Properties, Series A, 5.00%, 7/01/47	$795	$844,052
New Jersey EDA, Refunding RB:
Duke Farms Foundation Project, 4.00%, 7/01/46	2,770	2,875,814
New Jersey American Water Co., Inc. Project, AMT, Series A, 5.70%, 10/01/39	7,500	8,165,100
New Jersey American Water Co., Inc. Project, AMT, Series B, 5.60%, 11/01/34	3,150	3,433,216
United Water of New Jersey, Inc., Series B (AMBAC), 4.50%, 11/01/25	1,000	1,028,340

		16,346,522
County/City/Special District/School District — 19.2%
Borough of Edgewater New Jersey Board of Education, GO, Refunding, (AGM):
4.25%, 3/01/34	1,535	1,599,608
4.25%, 3/01/35	1,600	1,665,568
4.30%, 3/01/36	1,670	1,739,589
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	11,130	11,219,151
5.25%, 11/01/44	3,755	3,766,528
City of Bayonne New Jersey, GO, Refunding, Qualified General Improvement (BAM), 5.00%, 7/01/39	3,340	3,664,147
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM):
5.00%, 7/01/32	2,210	2,218,597
5.00%, 7/01/33 (a)	670	672,600
5.00%, 7/01/35	595	597,148
5.00%, 7/01/37	705	707,397
County of Essex New Jersey, GO, Vocational School, Series B, 3.00%, 9/01/46	2,700	2,285,847
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/27	250	316,610
5.50%, 10/01/28	4,840	6,157,690
County of Hudson New Jersey Improvement Authority, RB:
CAB, Series A-1 (NPFGC), 0.00%, 12/15/32 (b)	1,000	564,670

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (continued)
County of Hudson New Jersey Improvement Authority, RB (continued):
Harrison Parking Facility Project, Series C (AGC), 5.25%, 1/01/39	$3,000	$3,181,230
Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	5,000	5,287,550
County of Middlesex New Jersey Improvement Authority, RB, Senior Citizens Housing Project, AMT (AMBAC), 5.50%, 9/01/30	500	501,635
County of Monmouth New Jersey Improvement Authority, Refunding RB, Governmental Loan (AMBAC):
5.00%, 12/01/17	5	5,014
5.35%, 12/01/17	5	5,018
5.00%, 12/01/18	5	5,014
5.38%, 12/01/18	5	5,018
5.00%, 12/01/19	5	5,013
County of Union New Jersey, GO, Refunding:
4.00%, 3/01/21 (c)	75	82,466
4.00%, 3/01/21 (c)	70	76,968
4.00%, 3/01/21 (c)	80	87,964
4.00%, 3/01/29	3,575	3,761,937
4.00%, 3/01/30	3,580	3,749,978
4.00%, 3/01/31	4,045	4,220,512
County of Union New Jersey Utilities Authority, Refunding RB, Series A:
Resources Recovery Facility, Covanta Union, Inc., AMT, 5.25%, 12/01/31	650	700,128
Solid Waste System, County Deficiency Agreement, 5.00%, 6/15/41	7,570	8,187,485
Morristown New Jersey Parking Authority, RB, (NPFGC):
5.00%, 8/01/30	1,830	1,847,422
5.00%, 8/01/33	3,000	3,028,680
New Jersey Sports & Exposition Authority, Refunding RB, (NPFGC) (d):
5.50%, 3/01/21	7,430	8,612,856
5.50%, 3/01/22	4,200	4,987,542

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2017	1

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (continued)
Newark New Jersey Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 4.38%, 1/01/37	$1,720	$1,720,499
Township of Irvington New Jersey, GO, Refunding Series A (AGM), 5.00%, 7/15/33	1,175	1,310,231

		88,545,310
Education — 30.7%
County of Gloucester New Jersey Improvement Authority, RB, Rowan University General Capital Improvement Projects:
5.00%, 7/01/44	1,985	2,183,143
Series A, 5.00%, 7/01/31	1,950	2,196,168
Series A, 5.00%, 7/01/32	1,775	1,999,076
Series A, 5.00%, 7/01/33	2,250	2,522,002
Series A, 5.00%, 7/01/34	1,200	1,342,332
New Jersey EDA, LRB, Rutgers - The State University of New Jersey, College Avenue Redevelopment Project, 5.00%, 6/15/33	3,065	3,455,205
New Jersey EDA, RB, Provident Group - Rowan Properties LLC, Series A:
5.00%, 1/01/35	2,000	2,122,800
5.00%, 1/01/48	2,000	2,098,580
New Jersey Educational Facilities Authority, RB, Higher Educational Capital Improvement Fund, Series A, 5.00%, 9/01/33	5,370	5,433,259
New Jersey Educational Facilities Authority, Refunding RB:
City of New Jersey University Issue, Series D, 4.00%, 7/01/34	320	325,277
City of New Jersey University Issue, Series D, 4.00%, 7/01/35	745	754,111
College of New Jersey, Series D (AGM), 5.00%, 7/01/18 (c)	10,000	10,479,200
College of New Jersey, Series F, 4.00%, 7/01/35	1,280	1,304,589
Montclair State University, Series A, 5.00%, 7/01/39	15,555	17,252,517
Montclair State University, Series A, 5.00%, 7/01/44	3,540	3,912,019

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (continued)
New Jersey Educational Facilities Authority, Refunding RB (continued):
Montclair State University, Series B, 5.00%, 7/01/34	$1,075	$1,216,792
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	4,000	4,357,000
Ramapo College, Series I (AMBAC), 4.25%, 7/01/31	2,500	2,514,750
Rowan University, Series B (AGC), 5.00%, 7/01/18 (c)	2,575	2,698,085
Seton Hall University, Series D, 5.00%, 7/01/38	500	551,520
Seton Hall University, Series D, 5.00%, 7/01/43	600	658,290
Stevens Institute of Technology, Series A, 5.00%, 7/01/27	2,800	2,820,188
Stevens Institute of Technology, Series A, 5.00%, 7/01/34	2,400	2,417,304
Stevens Institute of Technology, Series A, 5.00%, 7/01/42	1,150	1,287,137
Stevens Institute of Technology, Series A, 4.00%, 7/01/47	645	641,446
Stockton University, Series A, 5.00%, 7/01/41	2,370	2,533,483
William Paterson University (AGC), 4.75%, 7/01/18 (c)	4,735	4,948,122
William Paterson University (AGC), 5.00%, 7/01/18 (c)	230	241,022
William Paterson University (AGC), 5.00%, 7/01/28	20	20,850
William Paterson University (AGC), 4.75%, 7/01/34	380	393,847
New Jersey Higher Education Student Assistance Authority, RB, Senior Student Loan, Series 1A, AMT:
4.00%, 12/01/28	1,325	1,359,357
4.50%, 12/01/28	3,120	3,305,422
4.00%, 12/01/29	5,715	5,836,387
4.00%, 12/01/29	880	899,228
4.50%, 12/01/29	3,910	4,128,256
4.63%, 12/01/30	3,815	4,030,471
4.00%, 12/01/31	1,435	1,450,010
4.25%, 12/01/32	2,050	2,096,084
4.13%, 12/01/35	880	883,687

2	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (continued)
New Jersey Higher Education Student Assistance Authority, RB, Senior Student Loan, Series 1A, AMT (continued):
4.50%, 12/01/36	$1,805	$1,853,627
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.38%, 12/01/24	1,080	1,188,778
5.50%, 12/01/26	1,295	1,413,363
New Jersey Institute of Technology, RB, Series A:
5.00%, 7/01/42	6,945	7,644,431
5.00%, 7/01/45	7,500	8,193,075
Rutgers - The State University of New Jersey, Refunding RB, Series L:
5.00%, 5/01/30	1,565	1,782,958
5.00%, 5/01/43	10,000	11,045,800

		141,791,048
Health — 18.8%
County of Camden New Jersey Improvement Authority, Refunding RB, Cooper Healthcare System, Series A, 5.00%, 2/15/33	2,000	2,113,020
New Jersey Health Care Facilities Financing Authority, RB:
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/18 (c)	1,390	1,456,108
Meridian Health System Obligated Group, Series II (AGC), 5.00%, 7/01/18 (c)	6,865	7,191,499
Meridian Health System Obligated Group, Series V (AGC), 5.00%, 7/01/18 (c)	4,625	4,844,965
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	7,105	8,001,011
Virtua Health, Series A (AGC), 5.50%, 7/01/38	4,035	4,344,727
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 5.50%, 7/01/21 (c)	4,055	4,743,012
AHS Hospital Corp., 6.00%, 7/01/21 (c)	4,180	4,973,865

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB (continued):
Catholic Health East Issue, 5.00%, 11/15/33	$1,925	$2,106,566
Hackensack University Medical Center (AGC), 5.13%, 1/01/18 (c)	1,500	1,542,630
Hackensack University Medical Center (AGM), 4.63%, 1/01/20 (c)	7,795	8,506,450
Meridian Health System Obligated Group, 5.00%, 7/01/25	1,000	1,135,450
Meridian Health System Obligated Group, 5.00%, 7/01/26	3,720	4,193,779
Princeton Healthcare System, 5.00%, 7/01/34	1,330	1,488,669
Princeton Healthcare System, 5.00%, 7/01/39	1,825	2,015,530
RWJ Barnabas Health Obligated Group, Series A, 4.00%, 7/01/43	1,865	1,882,065
RWJ Barnabas Health Obligated Group, Series A, 5.00%, 7/01/43	3,080	3,409,160
St. Barnabas Health Care System, Series A, 5.00%, 7/01/21 (c)	3,640	4,171,149
St. Barnabas Health Care System, Series A, 5.63%, 7/01/21 (c)	4,450	5,211,751
St. Barnabas Health Care System, Series A, 5.63%, 7/01/21 (c)	4,860	5,691,935
St. Joseph’s Healthcare System Obligated Group, 5.00%, 7/01/41	1,520	1,629,653
St. Joseph’s Healthcare System Obligated Group, 4.00%, 7/01/48	2,020	1,889,225
Virtua Health, 5.00%, 7/01/28	3,000	3,405,060

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2017	3

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB (continued):
Virtua Health, 5.00%, 7/01/29	$715	$805,047

		86,752,326
Housing — 7.2%
County of Atlantic New Jersey Improvement Authority, RB, Stockton University Atlantic City, Series A (AGM), 4.00%, 7/01/46	1,300	1,315,899
New Jersey Housing & Mortgage Finance Agency, RB:
Capital Fund Program, Series A (AGM), 5.00%, 5/01/27	6,450	6,560,875
M/F Housing, Series A, 4.55%, 11/01/43	4,710	4,839,337
M/F Housing, Series A, AMT (NPFGC), 4.85%, 11/01/39	1,335	1,336,028
S/F Housing, Series AA, 6.50%, 10/01/38	60	61,762
S/F Housing, Series B, 4.50%, 10/01/30	9,310	9,819,257
New Jersey Housing & Mortgage Finance Agency, Refunding RB, AMT:
M/F Housing, Series 2, 4.60%, 11/01/38	3,120	3,227,297
M/F Housing, Series 2, 4.75%, 11/01/46	3,795	3,934,466
S/F Housing, Series T, 4.70%, 10/01/37	600	600,318
Series D, 4.25%, 11/01/37 (e)	490	491,088
Series D, 4.35%, 11/01/42 (e)	1,000	1,008,150

		33,194,477
State — 25.5%
Garden State Preservation Trust, RB, CAB, Series B (AGM) (b):
0.00%, 11/01/23	15,725	13,085,244
0.00%, 11/01/25	10,000	7,636,000
Garden State Preservation Trust, Refunding RB, Series C (AGM):
5.25%, 11/01/20	5,000	5,612,300
5.25%, 11/01/21	7,705	8,824,537
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge, Series A (NPFGC), 0.00%, 7/01/21 (b)	2,325	2,105,450

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (continued)
New Jersey EDA, RB (continued):
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/24	$1,785	$2,058,658
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	5,000	5,772,900
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/26	7,500	8,684,775
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	18,105	18,565,410
School Facilities Construction (AGC), 6.00%, 12/15/18 (c)	3,960	4,283,651
School Facilities Construction (AGC), 6.00%, 12/15/18 (c)	40	43,269
School Facilities Construction, Series KK, 5.00%, 3/01/38	325	325,582
School Facilities Construction, Series U (AMBAC), 5.00%, 9/01/17 (c)	1,070	1,085,151
School Facilities Construction, Series Y, 5.00%, 9/01/18 (c)	1,000	1,054,360
Series WW, 5.25%, 6/15/33	380	391,609
Series WW, 5.00%, 6/15/34	5,500	5,547,190
Series WW, 5.00%, 6/15/36	3,115	3,129,267
Series WW, 5.25%, 6/15/40	8,375	8,535,381
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/24	5,000	5,415,350
Cigarette Tax, 5.00%, 6/15/26	1,250	1,335,988
Cigarette Tax, 5.00%, 6/15/28	2,430	2,582,555
Cigarette Tax, 5.00%, 6/15/29	3,195	3,379,416
School Facilities Construction, Series N-1 (NPFGC), 5.50%, 9/01/27	1,000	1,172,550
School Facilities Construction, Series NN, 5.00%, 3/01/29	5,000	5,140,300
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/19 (c)	1,580	1,716,496

		117,483,389
Transportation — 28.3%
Delaware River Port Authority, RB:
5.00%, 1/01/29	2,000	2,293,640

4	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Transportation (continued)
Delaware River Port Authority, RB (continued):
5.00%, 1/01/37	$8,830	$9,839,887
Series D, 5.05%, 1/01/35	1,430	1,554,095
Series D (AGM), 5.00%, 1/01/40	5,200	5,646,784
New Brunswick New Jersey Parking Authority, Refunding RB, City Guaranteed, Series A (BAM), 5.00%, 9/01/39	1,520	1,717,083
New Brunswick Parking Authority, Refunding RB, City Guaranteed, Series B (AGM):
3.00%, 9/01/39	2,500	2,194,400
4.00%, 9/01/40	2,000	2,048,540
New Jersey EDA, RB, Goethals Bridge Replacement Project, AMT, Private Activity Bond:
5.38%, 1/01/43	7,730	8,571,642
5.13%, 1/01/34	2,290	2,463,788
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/35	1,440	1,646,410
Series E, 5.00%, 1/01/45	8,000	8,840,880
New Jersey State Turnpike Authority, Refunding RB:
Series A (AGM), 5.25%, 1/01/29	4,000	4,988,160
Series A (AGM), 5.25%, 1/01/30	4,000	4,990,920
Series A (BHAC), 5.25%, 1/01/29	500	624,655
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/35 (b)	6,000	2,191,380
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/36 (b)	7,210	2,729,418
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/32 (b)	8,800	4,329,336
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/35 (b)	4,160	1,669,824
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 6/15/30	2,250	2,376,653

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Transportation (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
Federal Highway Reimbursement Revenue Notes, Series A-2, 5.00%, 6/15/30	$10,520	$10,751,756
Transportation Program, Series AA, 5.00%, 6/15/33	3,000	3,034,980
Transportation Program, Series AA, 5.25%, 6/15/33	5,690	5,891,426
Transportation Program, Series AA, 5.25%, 6/15/34	1,305	1,350,688
Transportation Program, Series AA, 5.00%, 6/15/38	2,340	2,349,617
Transportation System, Series A, 6.00%, 6/15/35	6,365	6,844,921
Transportation System, Series A (AGC), 5.63%, 12/15/28	2,780	2,981,995
Transportation System, Series A (NPFGC), 5.75%, 6/15/24	1,205	1,414,260
Transportation System, Series B, 5.25%, 6/15/36	2,500	2,557,525
Transportation System, Series D, 5.00%, 6/15/32	3,300	3,356,331
Port Authority of New York & New Jersey, ARB:
Consolidated, 93rd Series, 6.13%, 6/01/94	1,000	1,205,360
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 5.75%, 12/01/25	3,000	3,036,900
Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	4,000	4,491,120
Port Authority of New York & New Jersey, Refunding ARB, AMT:
178th Series, 5.00%, 12/01/33	4,005	4,440,303
Consolidated, 152nd Series, 5.75%, 11/01/30	6,000	6,277,380

		130,702,057
Utilities — 5.3%
County of Essex New Jersey Utilities Authority, Refunding RB, (AGC), 4.13%, 4/01/22	2,000	2,094,180

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2017	5

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Utilities (continued)
North Hudson New Jersey Sewerage Authority, Refunding RB, Series A (NPFGC), 5.13%, 8/01/20 (d)	$6,045	$6,801,169
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC) (b):
0.00%, 9/01/26	4,100	3,077,829
0.00%, 9/01/28	6,600	4,558,290
0.00%, 9/01/29	9,650	6,367,842
0.00%, 9/01/33	2,350	1,307,517

		24,206,827
Total Municipal Bonds in New Jersey		639,021,956

Puerto Rico — 1.2%
Health — 1.2%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, RB, Hospital De La Concepcion, Series A:
6.50%, 11/15/20	1,445	1,451,430
6.13%, 11/15/30	4,220	4,237,555
Total Municipal Bonds in Puerto Rico		5,688,985
Total Municipal Bonds — 139.8%		644,710,941

Municipal Bonds Transferred to Tender Option Bond Trusts (f)
New Jersey — 21.4%
County/City/Special District/School District — 4.0%
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	17,300	18,634,176
Education — 1.2%
Rutgers - The State University of New Jersey, RB, Series F, 5.00%, 5/01/19 (c)	4,998	5,394,482
State — 4.8%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	12,460	15,356,825

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
New Jersey (continued)
State (continued)
New Jersey EDA, Refunding RB, Series NN, School Facilities Construction, 5.00%, 3/01/29 (g)	$6,698	$6,886,113

		22,242,938
Transportation — 11.4%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 5/01/51	3,120	3,564,631
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/38 (g)	9,300	10,393,122
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (g)	2,661	2,721,834
Port Authority of New York & New Jersey, ARB, Consolidated, 163rd Series, AMT, 5.00%, 7/15/39	15,545	17,036,627
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	10,000	10,695,800
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	7,827	8,114,320

		52,526,334
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 21.4%		98,797,930
Total Long-Term Investments (Cost — $703,644,402) — 161.2%		743,508,871

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.70% (h)(i)	1,927,177	1,927,563
Total Short-Term Securities (Cost — $1,927,563) — 0.4%		1,927,563

6	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Value
Total Investments (Cost — $705,571,965*) — 161.6%	$745,436,434
Other Assets Less Liabilities — 1.7%	7,662,898
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (12.0)%	(55,247,020)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (51.3)%	(236,604,022)

Net Assets Applicable to Common Shares — 100.0%	$461,248,290

* As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:
Tax cost	$651,180,164

Gross unrealized appreciation	$43,942,241
Gross unrealized depreciation	(4,774,677)

Net unrealized appreciation	$39,167,564

Notes to Schedule of Investments

(a)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(b)	Zero-coupon bond.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(e)	When-issued security.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(g)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between June 15, 2019 to September 1, 2020, is $13,907,845.

(h)	During the period ended April 30, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at April 30, 2017	Value at April 30, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	15,571,111	(13,643,934)	1,927,177	$1,927,563	$15,027	$5,394	—
[1]	Includes net capital gain distributions.

(i)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(87)	5-Year U.S. Treasury Note	June 2017	$10,301,344	$(43,996)
(248)	10-Year U.S. Treasury Note	June 2017	$31,178,250	(254,494)
(134)	Long U.S. Treasury Bond	June 2017	$20,497,813	(257,845)
(13)	Ultra U.S. Treasury Bond	June 2017	$2,118,187	(24,502)
Total				$(580,837)

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2017	7

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

8	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Muniholdings New Jersey Quality Fund, Inc. (MUJ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$743,508,871	—	$743,508,871
Short-Term Securities	$1,927,563	—	—	1,927,563

Total	$1,927,563	$743,508,871	—	$745,436,434

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(580,837)	—	—	$(580,837)
[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2017	9

Schedule of Investments (concluded)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(55,088,706)	—	$(55,088,706)
VRDP Shares at Liquidation Value	—	(237,100,000)	—	(237,100,000)

Total	—	$(292,188,706)	—	$(292,188,706)

During the period ended April 30, 2017, there were no transfers between levels.

10	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New Jersey Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date: June 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date: June 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date: June 22, 2017